Costs (Details 3) - Number	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiaries [Member]
Disclosure Of Operating Expenses [Line Items]
Average number of employees	31,573	32,464	33,061
Subsidiaries [Member] | Senior Managers [Member]
Disclosure Of Operating Expenses [Line Items]
Average number of employees	999	995	1,018
Subsidiaries [Member] | Junior Managers [Member]
Disclosure Of Operating Expenses [Line Items]
Average number of employees	9,095	9,089	9,160
Subsidiaries [Member] | Employees [Member]
Disclosure Of Operating Expenses [Line Items]
Average number of employees	16,220	16,721	17,180
Subsidiaries [Member] | Workers [Member]
Disclosure Of Operating Expenses [Line Items]
Average number of employees	5,259	5,659	5,703
Joint operations [member]
Disclosure Of Operating Expenses [Line Items]
Average number of employees	745	771	805
Joint operations [member] | Senior Managers [Member]
Disclosure Of Operating Expenses [Line Items]
Average number of employees	17	17	18
Joint operations [member] | Junior Managers [Member]
Disclosure Of Operating Expenses [Line Items]
Average number of employees	84	98	109
Joint operations [member] | Employees [Member]
Disclosure Of Operating Expenses [Line Items]
Average number of employees	361	371	384
Joint operations [member] | Workers [Member]
Disclosure Of Operating Expenses [Line Items]
Average number of employees	283	285	294